Average Annual Total Returns		12 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%		0.80%	2.34%
Bloomberg Municipal Taxable Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.89%		(0.29%)	3.26%
Bloomberg Build America Bonds: U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.34%		(1.40%)	3.29%
Class P
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.98%		(1.13%)	3.96%
Performance Inception Date	[1]		Apr. 01, 2022
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.89%		(1.89%)	3.56%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.37%		(3.34%)	1.88%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.27%		(2.03%)	2.01%

[1]	Class P Shares commenced operations on April 1, 2022.